UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Pennsylvania Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

  Principal
   Amount                                                  Coupon        Maturity          Value
-----------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--100.5%
-----------------------------------------------------------------------------------------------------
Pennsylvania--67.8%
$     20,000    Allegheny County Airport (Pittsburgh
                International Airport)                      5.250%      01/01/2016     $      21,088
-----------------------------------------------------------------------------------------------------
   1,500,000    Allegheny County HDA (The Covenant at
                South Hills)                                8.625       02/01/2021         1,136,310
-----------------------------------------------------------------------------------------------------
     180,000    Allegheny County HDA (The Covenant at
                South Hills)                                8.750       02/01/2031           136,372
-----------------------------------------------------------------------------------------------------
     420,000    Allegheny County HDA (West Penn
                Allegheny Health System)                    9.250       11/15/2015           484,487
-----------------------------------------------------------------------------------------------------
   1,100,000    Allegheny County HDA (West Penn
                Allegheny Health System)                    9.250       11/15/2022         1,268,894
-----------------------------------------------------------------------------------------------------
  12,640,000    Allegheny County HDA (West Penn
                Allegheny Health System)                    9.250       11/15/2030        14,580,746
-----------------------------------------------------------------------------------------------------
     350,000    Allegheny County HDA RITES 1               19.011 2     11/15/2030           593,915
-----------------------------------------------------------------------------------------------------
   1,900,000    Allegheny County HDA RITES 1               19.011 2     11/15/2030         3,224,110
-----------------------------------------------------------------------------------------------------
   2,000,000    Allegheny County HEBA (Chatham College)     5.750       11/15/2028         2,088,060
-----------------------------------------------------------------------------------------------------
   6,945,000    Allegheny County HEBA (Chatham College)     5.750       11/15/2035         7,226,203
-----------------------------------------------------------------------------------------------------
   1,000,000    Allegheny County HEBA (Chatham College)     5.850       03/01/2022         1,051,920
-----------------------------------------------------------------------------------------------------
   1,000,000    Allegheny County HEBA (Chatham College)     5.950       03/01/2032         1,035,570
-----------------------------------------------------------------------------------------------------
      20,000    Allegheny County HEBA (Robert Morris
                College)                                    6.200       02/15/2010            20,998
-----------------------------------------------------------------------------------------------------
   2,110,000    Allegheny County HEBA (Robert Morris
                College)                                    6.250       02/15/2026         2,219,298
-----------------------------------------------------------------------------------------------------
   1,775,000    Allegheny County IDA (Airport Special
                Facilities/U S Airways) 4,5                 0.000       03/01/2021           142,000
-----------------------------------------------------------------------------------------------------
      15,000    Allegheny County IDA (Kroger Company)       8.500       05/01/2010            15,069
-----------------------------------------------------------------------------------------------------
   1,145,000    Allegheny County IDA (Residential
                Resources)                                  5.700       09/01/2012         1,184,159
-----------------------------------------------------------------------------------------------------
   2,845,000    Allegheny County IDA (Residential
                Resources)                                  6.600       09/01/2031         2,996,297
-----------------------------------------------------------------------------------------------------
      40,000    Allegheny County IDA (The Bradley
                Center)                                     6.400       05/01/2010            40,069
-----------------------------------------------------------------------------------------------------
      10,000    Allegheny County IDA (USX Corp.)            5.500       12/01/2029            10,154
-----------------------------------------------------------------------------------------------------
     105,000    Allegheny County IDA (USX Corp.)            6.100       01/15/2018           109,939
-----------------------------------------------------------------------------------------------------
      10,000    Allegheny County IDA (USX Corp.)            6.100       07/15/2020            10,449
-----------------------------------------------------------------------------------------------------
   3,520,000    Allegheny County IDA (USX Corp.)            6.700       12/01/2020         3,650,240
-----------------------------------------------------------------------------------------------------
      50,000    Allegheny County Redevel. Authority
                (Robinson Mall)                             6.875       11/01/2017            53,153
-----------------------------------------------------------------------------------------------------
       5,000    Allegheny County Residential Finance
                Authority                                   5.625       11/01/2023             5,049
-----------------------------------------------------------------------------------------------------
      10,000    Allegheny County Residential Finance
                Authority                                   5.950       11/01/2024            10,644
-----------------------------------------------------------------------------------------------------
      25,000    Allegheny County Residential Finance
                Authority                                   6.250       11/01/2016            26,231
-----------------------------------------------------------------------------------------------------
       5,000    Allegheny County Residential Finance
                Authority                                   6.600       11/01/2014             5,110
-----------------------------------------------------------------------------------------------------
   8,000,000    Allegheny County Residential Finance
                Authority                                   7.000       11/01/2017         8,587,280
-----------------------------------------------------------------------------------------------------
      70,000    Allegheny County Residential Finance
                Authority                                   7.100       05/01/2024            70,102
-----------------------------------------------------------------------------------------------------
      15,000    Allegheny County Sanitation Authority       6.250       12/01/2014            15,357
-----------------------------------------------------------------------------------------------------
   2,750,000    Allentown Area Hospital Authority
                (Sacred Heart Health Care System)           6.750       11/15/2014         2,781,515
-----------------------------------------------------------------------------------------------------
   9,005,000    Beaver County IDA (Cleveland Electric
                Illuminating Company)                       7.625       05/01/2025         9,420,311
-----------------------------------------------------------------------------------------------------
   2,100,000    Beaver County IDA (Cleveland Electric
                Illuminating Company)                       7.750       07/15/2025         2,220,708
-----------------------------------------------------------------------------------------------------
     740,000    Beaver County IDA (Cleveland Electric
                Illuminating Company)                       7.750       07/15/2025           782,002
-----------------------------------------------------------------------------------------------------
     230,000    Beaver County IDA (J. Ray McDermott &
                Company)                                    6.800       02/01/2009           223,185
-----------------------------------------------------------------------------------------------------
     130,000    Beaver County IDA (St. Joe Minerals
                Corp.)                                      6.000       05/01/2007           133,354
-----------------------------------------------------------------------------------------------------
   7,690,000    Beaver County IDA (Toledo Edison
                Company)                                    7.625       05/01/2020         8,017,440
-----------------------------------------------------------------------------------------------------
   2,120,000    Beaver County IDA (Toledo Edison
                Company)                                    7.750       05/01/2020         2,265,008
-----------------------------------------------------------------------------------------------------
      30,000    Beaver County IDA (Toledo Edison
                Company)                                    7.750       05/01/2020            31,974
-----------------------------------------------------------------------------------------------------
      15,000    Bedford County IDA (Brown Group)            7.125       02/01/2009            14,949
-----------------------------------------------------------------------------------------------------
   1,050,000    Blair County IDA (Village of PA State)      6.900       01/01/2022         1,091,160
-----------------------------------------------------------------------------------------------------
   3,820,000    Blair County IDA (Village of PA State)      7.000       01/01/2034         3,927,113
-----------------------------------------------------------------------------------------------------
     100,000    Bradford County IDA (International
                Paper Company)                              5.900       12/01/2019           102,054
-----------------------------------------------------------------------------------------------------
     200,000    Bradford County IDA (International
                Paper Company)                              6.600       03/01/2019           206,414
-----------------------------------------------------------------------------------------------------
     800,000    Bucks County IDA (Chandler Hall Health
                Care Facility)                              6.300       05/01/2029           752,232
-----------------------------------------------------------------------------------------------------
   1,000,000    Bucks County IDA (Pennswood Village)        6.000       10/01/2027         1,043,280
-----------------------------------------------------------------------------------------------------
   2,000,000    Bucks County IDA RITES 1                   15.096 2     09/01/2032         2,423,520
-----------------------------------------------------------------------------------------------------
      35,000    Bucks County Redevel. Authority
                (Warminster Heights)                        6.800       08/01/2012            35,324
-----------------------------------------------------------------------------------------------------
     480,000    Butler County IDA (Greenview Gardens
                Apartments)                                 6.000       07/01/2023           469,157
-----------------------------------------------------------------------------------------------------
     880,000    Butler County IDA (Greenview Gardens
                Apartments)                                 6.250       07/01/2033           856,478
-----------------------------------------------------------------------------------------------------
      10,000    Cambria County IDA (PA Electric
                Company)                                    6.050       11/01/2025            10,550
-----------------------------------------------------------------------------------------------------
      95,000    Chester County H&EFA (Devereaux
                Foundation)                                 6.000       11/01/2019           101,226
-----------------------------------------------------------------------------------------------------
   7,500,000    Chester County H&EFA (Jenners Pond)         7.625       07/01/2034         7,623,750
-----------------------------------------------------------------------------------------------------
   2,000,000    Chester County IDA (Collegium Charter
                School)                                     5.500       04/15/2031         2,085,500
-----------------------------------------------------------------------------------------------------
     750,000    Crawford County Hospital Authority
                (Wesbury United Methodist Community)        6.125       08/15/2019           776,220
-----------------------------------------------------------------------------------------------------
     145,000    Cumberland County Municipal Authority
                (Presbyterian Homes)                        6.000       12/01/2017           147,852
-----------------------------------------------------------------------------------------------------
      60,000    Cumberland County Municipal Authority
                (Presbyterian Homes)                        6.000       12/01/2026            60,494
-----------------------------------------------------------------------------------------------------
     135,000    Cumberland County Municipal Authority
                (Presbyterian Homes)                        6.000       12/01/2026           137,639
-----------------------------------------------------------------------------------------------------
   6,000,000    Cumberland County Municipal Authority
                (Wesley Affiliated Services)                7.250       01/01/2035         6,264,780
-----------------------------------------------------------------------------------------------------
      90,000    Dauphin County IDA (Jersey Central
                Power & Light Company)                      7.125       01/01/2009            90,238
-----------------------------------------------------------------------------------------------------
      10,000    Delaware County Authority
                (Crozer-Chester Medical Center)             5.300       12/15/2020            10,220
-----------------------------------------------------------------------------------------------------
      80,000    Delaware County Authority
                (MHSSPA/MAS/MHH/MHP/MCMC SPA Obligated
                Group)                                      5.375       11/15/2023            86,706
-----------------------------------------------------------------------------------------------------
   2,500,000    Delaware County Authority (Neumann
                College)                                    6.000       10/01/2031         2,577,700
-----------------------------------------------------------------------------------------------------
      20,000    Delaware County Authority (Riddle
                Village)                                    7.000       06/01/2021            20,186
-----------------------------------------------------------------------------------------------------
     750,000    Delaware County Authority (White Horse
                Village)                                    7.625       07/01/2030           792,428
-----------------------------------------------------------------------------------------------------
      10,000    Delaware County IDA (American Ref-Fuel
                Company)                                    6.100       07/01/2013            10,712
-----------------------------------------------------------------------------------------------------
      30,000    Delaware County IDA (American Ref-Fuel
                Company)                                    6.200       07/01/2019            31,699
-----------------------------------------------------------------------------------------------------
     100,000    Erie County Hospital Authority (St.
                Mary's Home of Erie)                        6.000       08/15/2029           108,827
-----------------------------------------------------------------------------------------------------
      85,000    Erie HEBA (Gannon University)               8.375       06/01/2008            88,120
-----------------------------------------------------------------------------------------------------
       5,000    Exeter Township Sewer Authority             6.500       04/01/2008             5,071
-----------------------------------------------------------------------------------------------------
      85,000    Falls Township Hospital Authority
                (Delaware Valley Medical Center)            7.000       08/01/2022            88,128
-----------------------------------------------------------------------------------------------------
      55,000    Ferndale Area School District GO            6.750       07/15/2009            55,211
-----------------------------------------------------------------------------------------------------
   1,000,000    Horsham Industrial & Commercial Devel.
                Authority (GF/Pennsylvania Property)        8.375       09/01/2024           950,140
-----------------------------------------------------------------------------------------------------
     250,000    Jeannette Health Services Authority
                (Jeannette District Memorial Hospital)      6.000       11/01/2018           240,995
-----------------------------------------------------------------------------------------------------
      20,000    Lancaster County Hospital Authority
                (Masonic Homes)                             5.500       11/15/2014            20,433
-----------------------------------------------------------------------------------------------------
   1,650,000    Lancaster County IDA (Garden Spot
                Village)                                    7.625       05/01/2031         1,735,520
-----------------------------------------------------------------------------------------------------
   5,000,000    Lawrence County IDA (Shenango
                Presbyterian Center)                        7.500       11/15/2031         5,024,100
-----------------------------------------------------------------------------------------------------
     450,000    Lebanon County Health Facilities
                Authority (Pleasant View Retirement
                Community)                                  6.625       12/15/2029           451,094
-----------------------------------------------------------------------------------------------------
   1,000,000    Lehigh County GPA (Bible Fellowship
                Church Home)                                6.000       12/15/2023           954,020
-----------------------------------------------------------------------------------------------------
   1,010,000    Lehigh County GPA (Bible Fellowship
                Church Home)                                7.625       11/01/2021         1,093,749
-----------------------------------------------------------------------------------------------------
     750,000    Lehigh County GPA (Bible Fellowship
                Church Home)                                7.750       11/01/2033           810,788
-----------------------------------------------------------------------------------------------------
     135,000    Lehigh County GPA (Cedar Crest College)     6.600       04/01/2010           137,196
-----------------------------------------------------------------------------------------------------
     100,000    Lehigh County GPA (Cedar Crest College)     6.650       04/01/2017           105,622
-----------------------------------------------------------------------------------------------------
      60,000    Lehigh County GPA (Cedar Crest College)     6.700       04/01/2026            62,915
-----------------------------------------------------------------------------------------------------
   1,485,000    Lehigh County GPA (Kidspeace Obligated
                Group)                                      5.800       11/01/2012         1,409,547
-----------------------------------------------------------------------------------------------------
   8,155,000    Lehigh County GPA (Kidspeace Obligated
                Group)                                      6.000       11/01/2018         7,495,750
-----------------------------------------------------------------------------------------------------
   1,000,000    Lehigh County GPA (Kidspeace Obligated
                Group)                                      6.000       11/01/2023           872,120
-----------------------------------------------------------------------------------------------------
      20,000    Lehigh County GPA (Kidspeace Obligated
                Group)                                      6.000       11/01/2023            20,547
-----------------------------------------------------------------------------------------------------
      95,000    Lehigh County GPA (Lehigh Valley
                Health Network)                             5.625       07/01/2025            98,815
-----------------------------------------------------------------------------------------------------
      20,000    Lehigh County GPA (Lehigh Valley
                Health Network)                             6.000       07/01/2025            20,462
-----------------------------------------------------------------------------------------------------
     970,000    Lehigh County IDA (PA Power & Light
                Company)                                    5.500       02/15/2027           991,796
-----------------------------------------------------------------------------------------------------
     305,000    Lehigh County IDA (PA Power & Light
                Company)                                    6.150       08/01/2029           320,241
-----------------------------------------------------------------------------------------------------
     590,000    Lehigh County IDA (PA Power & Light
                Company)                                    6.400       09/01/2029           607,830
-----------------------------------------------------------------------------------------------------
      15,000    Lehigh Northampton Airport Authority
                (Allentown-Bethlehem International
                Airport)                                    5.500       01/01/2023            15,337
-----------------------------------------------------------------------------------------------------
     120,000    Lehigh Northampton Airport Authority
                (Allentown-Bethlehem International
                Airport)                                    5.600       01/01/2023           122,641
-----------------------------------------------------------------------------------------------------
      15,000    Marianna-West Bethlehem Joint Sewer
                Authority                                   7.375       11/01/2017            15,026
-----------------------------------------------------------------------------------------------------
      55,000    McKean County Hospital Authority
                (Bradford Hospital)                         6.100       10/01/2020            56,161
-----------------------------------------------------------------------------------------------------
     700,000    Montgomery County HEHA (Philadelphia
                Geriatric Center)                           7.375       12/01/2030           739,613
-----------------------------------------------------------------------------------------------------
      20,000    Montgomery County HEHA (Waverly
                Heights)                                    6.000       01/01/2008            20,025
-----------------------------------------------------------------------------------------------------
   1,345,000    Montgomery County IDA (ACTS/BPE
                Obligated Group)                            5.875       11/15/2022         1,400,293
-----------------------------------------------------------------------------------------------------
   1,750,000    Montgomery County IDA (Meadowood Corp.)     6.250       12/01/2017         1,663,970
-----------------------------------------------------------------------------------------------------
      20,000    Montgomery County IDA (Meadowood Corp.)     7.400       12/01/2020            20,378
-----------------------------------------------------------------------------------------------------
   3,840,000    Montgomery County IDA (Wordsworth
                Academy)                                    8.000       09/01/2024         3,843,878
-----------------------------------------------------------------------------------------------------
   2,845,000    New Morgan IDA (Browning-Ferris
                Industries)                                 6.500       04/01/2019         2,784,999
-----------------------------------------------------------------------------------------------------
     810,000    North Penn HHEA (Maple Village)             7.800       10/01/2024           811,725
-----------------------------------------------------------------------------------------------------
   1,205,000    North Penn HHEA (Maple Village)             8.000       10/01/2032         1,207,494
-----------------------------------------------------------------------------------------------------
      10,000    Northampton County Higher Education
                Authority (Moravian College)                6.200       07/01/2019            10,232
-----------------------------------------------------------------------------------------------------
     190,000    Northampton County IDA (Metropolitan
                Edison Company)                             6.100       07/15/2021           198,759
-----------------------------------------------------------------------------------------------------
     465,000    Northeastern PA HEA (Wilkes University)     5.625       10/01/2018           475,244
-----------------------------------------------------------------------------------------------------
   4,000,000    Northumberland County IDA (NHS Youth
                Services)                                   7.750       02/15/2029         4,021,800
-----------------------------------------------------------------------------------------------------
      55,000    Northumberland County IDA (Roaring
                Creek Water)                                6.375       10/15/2023            55,735
-----------------------------------------------------------------------------------------------------
   2,000,000    Ontelaunee Township Municipal Authority     6.250       11/15/2032         2,368,820
-----------------------------------------------------------------------------------------------------
      10,000    PA Convention Center Authority, Series A    6.750       09/01/2019            10,232
-----------------------------------------------------------------------------------------------------
   1,400,000    PA Convention Center Authority, Series A    6.750       09/01/2019         1,480,080
-----------------------------------------------------------------------------------------------------
   2,450,000    PA Convention Center Authority, Series A    6.750       09/01/2019         2,578,380
-----------------------------------------------------------------------------------------------------
   8,000,000    PA EDFA (30th St. Garage)                   5.875       06/01/2033         8,384,800
-----------------------------------------------------------------------------------------------------
   2,000,000    PA EDFA (Colver)                            7.050       12/01/2010         2,047,140
-----------------------------------------------------------------------------------------------------
   1,500,000    PA EDFA (Colver)                            7.125       12/01/2015         1,535,460
-----------------------------------------------------------------------------------------------------
   8,150,000    PA EDFA (Colver)                            7.150       12/01/2018         8,345,763
-----------------------------------------------------------------------------------------------------
  13,700,000    PA EDFA (National Gypsum Company)           6.125       11/02/2027        14,232,245
-----------------------------------------------------------------------------------------------------
   5,000,000    PA EDFA (National Gypsum Company)           6.250       11/01/2027         5,238,850
-----------------------------------------------------------------------------------------------------
   7,000,000    PA EDFA (Northampton Generating)            6.400       01/01/2009         7,139,230
-----------------------------------------------------------------------------------------------------
   4,950,000    PA EDFA (Northampton Generating)            6.500       01/01/2013         5,017,320
-----------------------------------------------------------------------------------------------------
   4,500,000    PA EDFA (Northampton Generating)            6.600       01/01/2019         4,556,025
-----------------------------------------------------------------------------------------------------
   4,310,000    PA EDFA (Northwestern Human Services)       5.250       06/01/2014         3,950,201
-----------------------------------------------------------------------------------------------------
   3,000,000    PA EDFA (Northwestern Human Services)       5.250       06/01/2028         2,226,060
-----------------------------------------------------------------------------------------------------
  15,710,000    PA EDFA (Sun Company)                       7.600       12/01/2024        16,090,968
-----------------------------------------------------------------------------------------------------
   1,500,000    PA HEFA (CA University of PA Student
                Association)                                6.750       09/01/2020         1,618,575
-----------------------------------------------------------------------------------------------------
     110,000    PA HEFA (CA University of PA Student
                Association)                                6.750       09/01/2032           115,185
-----------------------------------------------------------------------------------------------------
      30,000    PA HEFA (CA University of PA Student
                Association)                                6.800       09/01/2025            31,682
-----------------------------------------------------------------------------------------------------
   1,450,000    PA HEFA (College of Science &
                Agriculture)                                5.350       04/15/2028         1,420,928
-----------------------------------------------------------------------------------------------------
   1,460,000    PA HEFA (Delaware Valley College of
                Science and Agriculture)                    5.650       04/15/2025         1,482,075
-----------------------------------------------------------------------------------------------------
     815,000    PA HEFA (Delaware Valley College of
                Science and Agriculture)                    5.750       04/15/2029           825,766
-----------------------------------------------------------------------------------------------------
   3,210,000    PA HEFA (Delaware Valley College of
                Science and Agriculture)                    5.800       04/15/2030         3,267,170
-----------------------------------------------------------------------------------------------------
   3,385,000    PA HEFA (Delaware Valley College of
                Science and Agriculture)                    5.800       04/15/2033         3,432,356
-----------------------------------------------------------------------------------------------------
   1,820,000    PA HEFA (Geneva College)                    5.375       04/01/2023         1,819,909
-----------------------------------------------------------------------------------------------------
     860,000    PA HEFA (Geneva College)                    5.450       04/01/2018           876,469
-----------------------------------------------------------------------------------------------------
   1,000,000    PA HEFA (Geneva College)                    6.125       04/01/2022         1,051,600
-----------------------------------------------------------------------------------------------------
   2,200,000    PA HEFA (Philadelphia University) 3         5.250       06/01/2032         2,185,304
-----------------------------------------------------------------------------------------------------
      10,000    PA HEFA (Philadelphia University)           6.100       06/01/2030            11,039
-----------------------------------------------------------------------------------------------------
   3,925,000    PA HEFA (St. Francis University)            6.250       11/01/2018         4,240,335
-----------------------------------------------------------------------------------------------------
      40,000    PA HEFA (St. Joseph University)             5.875       07/15/2025            41,821
-----------------------------------------------------------------------------------------------------
       5,000    PA HEFA (Temple University)                 7.400       10/01/2010             5,022
-----------------------------------------------------------------------------------------------------
      35,000    PA HEFA (University of PA Health
                Services)                                   5.750       01/01/2017            36,385
-----------------------------------------------------------------------------------------------------
     115,000    PA HEFA (University of PA Health
                Services)                                   5.750       01/01/2022           119,613
-----------------------------------------------------------------------------------------------------
      10,000    PA HEFA (University of PA Presbyterian
                Medical Center)                             5.875       01/01/2015            10,410
-----------------------------------------------------------------------------------------------------
      25,000    PA HEFA (University of the Arts)            5.750       03/15/2030            26,808
-----------------------------------------------------------------------------------------------------
     105,000    PA HFA (Multifamily FHA Mtg.)               8.200       07/01/2024           105,248
-----------------------------------------------------------------------------------------------------
      90,000    PA HFA (Multifamily Hsg.)                   6.000       07/01/2018            89,730
-----------------------------------------------------------------------------------------------------
   2,500,000    PA HFA (Single Family Mtg.) RITES 1        13.307 2     10/01/2020         3,009,400
-----------------------------------------------------------------------------------------------------
   2,500,000    PA HFA (Single Family Mtg.) RITES 1        13.507 2     10/01/2022         2,924,550
-----------------------------------------------------------------------------------------------------
   2,000,000    PA HFA (Single Family Mtg.) RITES 1        14.000 2     04/01/2021         2,344,520
-----------------------------------------------------------------------------------------------------
   2,850,000    PA HFA (Single Family Mtg.) RITES 1        14.307 2     10/01/2022         3,429,462
-----------------------------------------------------------------------------------------------------
   2,000,000    PA HFA (Single Family Mtg.) RITES 1        16.342 2     10/01/2018         2,417,600
-----------------------------------------------------------------------------------------------------
      25,000    PA HFA (Single Family Mtg.), Series 47      5.700       10/01/2016            25,803
-----------------------------------------------------------------------------------------------------
     925,000    PA HFA (Single Family Mtg.), Series 47      5.700       10/01/2026           948,144
-----------------------------------------------------------------------------------------------------
   2,590,000    PA HFA (Single Family Mtg.), Series 59A     5.750       10/01/2023         2,696,889
-----------------------------------------------------------------------------------------------------
   2,555,000    PA HFA (Single Family Mtg.), Series 59A     5.800       10/01/2029         2,645,881
-----------------------------------------------------------------------------------------------------
      45,000    PA HFA (Single Family Mtg.), Series 60A     5.850       10/01/2027            46,467
-----------------------------------------------------------------------------------------------------
      85,000    PA HFA (Single Family Mtg.), Series 61A     5.500       04/01/2029            87,213
-----------------------------------------------------------------------------------------------------
      35,000    PA HFA (Single Family Mtg.), Series 66A     5.650       04/01/2029            35,924
-----------------------------------------------------------------------------------------------------
     150,000    PA HFA (Single Family Mtg.), Series 67A     5.850       10/01/2018           157,830
-----------------------------------------------------------------------------------------------------
      70,000    PA HFA (Single Family Mtg.), Series 67A     5.900       10/01/2030            72,253
-----------------------------------------------------------------------------------------------------
   4,740,000    PA HFA (Single Family Mtg.), Series 70A     5.800       04/01/2027         4,949,603
-----------------------------------------------------------------------------------------------------
      50,000    Patterson Township Municipal Authority      5.250       04/15/2007            50,102
-----------------------------------------------------------------------------------------------------
   2,000,000    Philadelphia Airport Authority for
                Industrial Devel. RITES 1                  14.266 2     07/01/2022         2,532,080
-----------------------------------------------------------------------------------------------------
      25,000    Philadelphia Airport System, Series A       5.750       06/15/2010            26,015
-----------------------------------------------------------------------------------------------------
     220,000    Philadelphia Airport System, Series A       6.000       06/15/2015           229,027
-----------------------------------------------------------------------------------------------------
     480,000    Philadelphia Airport System, Series A       6.100       06/15/2025           500,208
-----------------------------------------------------------------------------------------------------
   1,400,000    Philadelphia Authority for Industrial
                Devel. Senior Living (Arbor House)          6.100       07/01/2033         1,362,004
-----------------------------------------------------------------------------------------------------
   1,240,000    Philadelphia Authority for Industrial
                Devel. Senior Living (Miriam and
                Robert M. Rieder House)                     6.100       07/01/2033         1,206,346
-----------------------------------------------------------------------------------------------------
   1,160,000    Philadelphia Authority for Industrial
                Devel. Senior Living (Robert Saligman
                House)                                      6.100       07/01/2033         1,128,518
-----------------------------------------------------------------------------------------------------
      55,000    Philadelphia Gas Works                      5.250       08/01/2015            56,186
-----------------------------------------------------------------------------------------------------
   1,780,000    Philadelphia Gas Works RITES 1             13.500 2     08/01/2031         2,010,296
-----------------------------------------------------------------------------------------------------
   2,000,000    Philadelphia Gas Works RITES 1             14.137 2     08/01/2021         2,710,200
-----------------------------------------------------------------------------------------------------
   1,210,000    Philadelphia H&HEFA (Centralized
                Comprehensive Human Services)               7.250       01/01/2021         1,262,708
-----------------------------------------------------------------------------------------------------
      30,000    Philadelphia H&HEFA (Chestnut Hill
                Hospital)                                   6.375       11/15/2011            30,026
-----------------------------------------------------------------------------------------------------
      15,000    Philadelphia H&HEFA (Chestnut Hill
                Hospital)                                   6.500       11/15/2022            15,002
-----------------------------------------------------------------------------------------------------
      60,000    Philadelphia H&HEFA (Frankford
                Hospital)                                   6.000       06/01/2023            61,297
-----------------------------------------------------------------------------------------------------
   1,550,000    Philadelphia H&HEFA (Friends Hospital)      6.200       05/01/2011         1,568,507
-----------------------------------------------------------------------------------------------------
   2,085,000    Philadelphia H&HEFA (Jeanes Health
                System)                                     6.600       07/01/2010         2,255,720
-----------------------------------------------------------------------------------------------------
     635,000    Philadelphia H&HEFA (Jeanes Hospital)       5.875       07/01/2017           657,847
-----------------------------------------------------------------------------------------------------
   2,380,000    Philadelphia H&HEFA (Philadelphia
                Protestant Home)                            6.500       07/01/2027         2,390,353
-----------------------------------------------------------------------------------------------------
      10,000    Philadelphia H&HEFA (Temple University
                Hospital)                                   5.500       11/15/2027            10,700
-----------------------------------------------------------------------------------------------------
      10,000    Philadelphia H&HEFA (Temple University
                Hospital)                                   6.500       11/15/2008            10,836
-----------------------------------------------------------------------------------------------------
   3,380,000    Philadelphia H&HEFA (Temple University
                Hospital)                                   6.625       11/15/2023         3,451,318
-----------------------------------------------------------------------------------------------------
   3,870,000    Philadelphia IDA (Air Cargo)                7.500       01/01/2025         3,922,361
-----------------------------------------------------------------------------------------------------
      75,000    Philadelphia IDA (Baker's Bay Nursing
                Home Associates)                            5.750       08/01/2023            76,292
-----------------------------------------------------------------------------------------------------
     450,000    Philadelphia IDA (Cathedral Village)        6.750       04/01/2023           457,335
-----------------------------------------------------------------------------------------------------
   1,000,000    Philadelphia IDA (Cathedral Village)        6.875       04/01/2034         1,016,650
-----------------------------------------------------------------------------------------------------
   3,150,000    Philadelphia IDA (First Mtg.-CPAP)          6.125       04/01/2019         2,516,094
-----------------------------------------------------------------------------------------------------
   1,000,000    Philadelphia IDA (International
                Educational & Community Project)            5.875       06/01/2022         1,079,930
-----------------------------------------------------------------------------------------------------
      25,000    Philadelphia IDA (The Franklin
                Institute)                                  5.200       06/15/2018            25,354
-----------------------------------------------------------------------------------------------------
   3,425,000    Philadelphia IDA RITES 1                   13.510 2     10/01/2026         4,006,497
-----------------------------------------------------------------------------------------------------
      15,000    Philadelphia Redevel. Authority (FHA
                Title I Insured Loan)                       6.100       06/01/2017            15,549
-----------------------------------------------------------------------------------------------------
     195,000    Philadelphia Redevel. Authority
                (Multifamily Hsg.)                          5.450       02/01/2023           201,456
-----------------------------------------------------------------------------------------------------
   2,580,000    Philadelphia Redevel. Authority
                (Pavilion Apartments)                       6.000       10/01/2023         2,521,434
-----------------------------------------------------------------------------------------------------
   4,100,000    Philadelphia Redevel. Authority
                (Pavilion Apartments)                       6.250       10/01/2032         3,991,637
-----------------------------------------------------------------------------------------------------
      60,000    Philadelphia School District GO             5.375       04/01/2027            64,744
-----------------------------------------------------------------------------------------------------
   2,000,000    Philadelphia School District GO RITES 1    15.513 2     08/01/2022         2,822,520
-----------------------------------------------------------------------------------------------------
      20,000    Pittsburgh URA (Oliver Garage)              5.450       06/01/2028            21,301
-----------------------------------------------------------------------------------------------------
      40,000    Pittsburgh URA Mtg., Series A               5.650       10/01/2024            40,411
-----------------------------------------------------------------------------------------------------
      30,000    Pittsburgh URA Mtg., Series A               5.650       10/01/2024            31,425
-----------------------------------------------------------------------------------------------------
      80,000    Pittsburgh URA Mtg., Series A               6.050       10/01/2026            82,758
-----------------------------------------------------------------------------------------------------
      40,000    Pittsburgh URA Mtg., Series A               7.250       02/01/2024            40,052
-----------------------------------------------------------------------------------------------------
      10,000    Pittsburgh URA Mtg., Series C               5.700       04/01/2030            10,266
-----------------------------------------------------------------------------------------------------
     455,000    Pittsburgh URA Mtg., Series C               5.950       10/01/2029           473,009
-----------------------------------------------------------------------------------------------------
      25,000    Pittsburgh URA Mtg., Series C               7.125       08/01/2013            25,038
-----------------------------------------------------------------------------------------------------
   2,000,000    Sayre Health Care Facilities (Guthrie
                Healthcare System)                          7.125       12/01/2031         2,353,280
-----------------------------------------------------------------------------------------------------
      95,000    St. Mary Hospital Authority (Catholic
                Health Initiatives)                         5.000       12/01/2028           101,754
-----------------------------------------------------------------------------------------------------
   1,000,000    Susquehanna Area Regional Airport
                Authority (Aero Harrisburg)                 5.500       01/01/2024           904,270
-----------------------------------------------------------------------------------------------------
     160,000    Warren County Hospital Authority
                (Warren General Hospital)                   6.900       04/01/2011           162,658
-----------------------------------------------------------------------------------------------------
     750,000    Washington Township Municipal Authority     5.875       12/15/2023           765,720
-----------------------------------------------------------------------------------------------------
   2,500,000    Washington Township Municipal Authority     6.000       12/15/2033         2,545,925
-----------------------------------------------------------------------------------------------------
   1,000,000    West Cornwall Township Municipal
                Authority (Elizabethtown College)           6.000       12/15/2022         1,047,370
-----------------------------------------------------------------------------------------------------
     300,000    West Shore Area Hospital Authority
                (Holy Spirit Hospital)                      6.250       01/01/2032           311,451
-----------------------------------------------------------------------------------------------------
     500,000    Westmoreland County IDA (Redstone
                Health Care Facilities)                     8.000       11/15/2023           538,815
-----------------------------------------------------------------------------------------------------
     185,000    Westmoreland County IDA (Westmoreland
                Hospital)                                   6.000       07/01/2022           187,453
-----------------------------------------------------------------------------------------------------
      25,000    York County HA (York Hospital)              5.500       07/01/2008            25,320
-----------------------------------------------------------------------------------------------------
      10,000    York County IDA (PSEG Power)                5.500       09/01/2020            10,324
-----------------------------------------------------------------------------------------------------
      30,000    York Hsg. Corp. Mtg., Series A              6.875       11/01/2009            30,053
                                                                                       --------------
                                                                                         340,635,043
U.S. Possessions--32.7%
   1,000,000    Guam EDA (TASC)                             5.400       05/15/2031           921,410
-----------------------------------------------------------------------------------------------------
   3,055,000    Guam EDA (TASC)                             5.500       05/15/2041         2,670,192
-----------------------------------------------------------------------------------------------------
      60,000    Northern Mariana Islands, Series A          6.000       06/01/2014            65,175
-----------------------------------------------------------------------------------------------------
   1,435,000    Northern Mariana Islands, Series A          6.600       03/15/2028         1,570,091
-----------------------------------------------------------------------------------------------------
   8,100,000    Northern Mariana Islands, Series A          6.750       10/01/2033         8,352,558
-----------------------------------------------------------------------------------------------------
  49,635,000    Puerto Rico Children's Trust Fund
                (TASC)                                      5.375       05/15/2033        45,451,266
-----------------------------------------------------------------------------------------------------
  52,345,000    Puerto Rico Children's Trust Fund
                (TASC)                                      5.500       05/15/2039        46,111,757
-----------------------------------------------------------------------------------------------------
  32,485,000    Puerto Rico Children's Trust Fund
                (TASC)                                      5.625       05/15/2043        28,918,147
-----------------------------------------------------------------------------------------------------
       5,000    Puerto Rico Infrastructure                  7.500       07/01/2009             5,118
-----------------------------------------------------------------------------------------------------
     500,000    Puerto Rico ITEMECF (Ana G. Mendez
                University)                                 5.375       02/01/2029           513,435
-----------------------------------------------------------------------------------------------------
  10,980,000    Puerto Rico Port Authority (American
                Airlines), Series A                         6.250       06/01/2026         6,775,648
-----------------------------------------------------------------------------------------------------
     115,000    Puerto Rico Port Authority, Series D        7.000       07/01/2014           116,771
-----------------------------------------------------------------------------------------------------
   6,645,000    V.I.  Government Refinery Facilities
                (Hovensa Coker)                             6.500       07/01/2021         7,273,750
-----------------------------------------------------------------------------------------------------
   4,000,000    V.I.  Public Finance Authority
                (Hovensa Coker)                             6.500       07/01/2021         4,375,960
-----------------------------------------------------------------------------------------------------
   5,000,000    V.I. Public Finance Authority
                (Hovensa Refinery)                          6.125       07/01/2022         5,378,500
-----------------------------------------------------------------------------------------------------
   3,250,000    V.I. Public Finance Authority ROLs 1       14.149 2     10/01/2024         3,849,950
-----------------------------------------------------------------------------------------------------
      45,000    V.I. Tobacco Settlement Financing
                Corp. (TASC)                                5.000       05/15/2021            41,225
-----------------------------------------------------------------------------------------------------
   1,975,000    V.I. Tobacco Settlement Financing
                Corp. (TASC)                                5.000       05/15/2031         1,715,475
                                                                                       --------------
                                                                                         164,106,428
-----------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $481,958,093)                              100.5%      504,741,471
-----------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (0.5)       (2,318,961)
                                                                       ------------------------------
Net Assets                                                                   100.0%    $ 502,422,510
                                                                       ==============================

Footnotes to Statement of Investments

1. Illiquid security.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. When-issued security or forward commitment to be delivered and settled after October 31, 2004.

4. Non-income-accruing security.

5. Issue is in default.


Summary of Ratings    October 31, 2004/Unauited

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATING                                                                   PERCENT
--------------------------------------------------------------------------------
AAA                                                                         6.3%
AA                                                                          6.1
A                                                                           3.4
BBB                                                                        62.0
BB                                                                          4.3
B                                                                           5.2
CCC                                                                         1.3
Not Rated                                                                  11.4
                                                                      ----------
TOTAL                                                                     100.0%
                                                                      ==========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS       Adult Communities Total Services
BPE        Brittany Pointe Estates
CPAP       Crime Prevention Association of Philadelphia
EDA        Economic Development Authority
EDFA       Economic Development Finance Authority
FHA        Federal Housing Agency
GO         General Obligation
GPA        General Purpose Authority
H&EFA      Health and Educational Facilities Authority
H&HEFA     Hospitals and Higher Education Facilities Authority
HA         Hospital Authority
HDA        Hospital Development Authority
HEA        Hospital and Education Authority
HEBA       Higher Education Building Authority
HEFA       Higher Education Facilities Authority
HEHA       Higher Education and Health Authority
HFA        Housing Finance Agency/Authority
HHEA       Health, Hospital and Education Authority
IDA        Industrial Development Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS        Mercy Adult Services
MCMCSPA    Mercy Catholic Medical Center of Southeastern PA
MHH        Mercy Haverford Hospital
MHP        Mercy Health Plan
MHSSPA     Mercy Health System of Southeastern PA
NHS        Northwestern Human Services
PSEG       Public Service Enterprise Group
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
URA        Urban Redevelopment Authority
V.I.       United States Virgin Islands



Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                                  VALUE          PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                   $125,829,472         24.9%
Resource Recovery                                       47,559,316          9.4
Adult Living Facilities                                 44,220,568          8.8
Higher Education                                        41,111,927          8.1
Hospital/Health Care                                    36,120,917          7.2
Not-for-Profit Organization                             31,925,741          6.3
Single Family Housing                                   26,493,194          5.2
Pollution Control                                       23,071,296          4.6
Electric Utilities                                      22,838,231          4.5
Manufacturing, Durable Goods                            19,709,229          3.9
Multifamily Housing                                     12,006,320          2.4
General Obligation                                      11,424,832          2.3
Marine/Aviation Facilities                              10,025,064          2.0
Special Tax                                              8,587,280          1.7
Parking Fee Revenue                                      8,406,101          1.7
Sales Tax Revenue                                        7,923,760          1.6
Airlines                                                 6,917,648          1.4
Sewer Utilities                                          5,766,021          1.1
Gas Utilities                                            4,776,682          0.9
Municipal Leases                                         4,006,497          0.8
Education                                                3,165,430          0.6
Water Utilities                                          2,479,255          0.5
Paper, Containers & Packaging                              308,468          0.1
Hotels, Restaurants & Leisure                               53,153          0.0
Manufacturing, Non-Durable Goods                            15,069          0.0
                                                      --------------------------
Total                                                 $504,741,471        100.0%
                                                      ==========================

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).



FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $ 481,958,093
                                         =============

Gross unrealized appreciation            $  26,432,437
Gross unrealized depreciation               (3,649,059)
                                         -------------
Net unrealized appreciation              $  22,783,378
                                         =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)